FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$10,137	$33,880	$1,519,819	$444,715	$491,076
Net Assets	$10,137	$33,880	$1,519,819	$444,715	$491,076

NET ASSETS, representing:
Accumulation units	$10,137	$33,880	$1,519,819	$444,715	$491,076
	$10,137	$33,880	$1,519,819	$444,715	$491,076

Units outstanding	4,704	5,380	48,247	29,040	44,108

Portfolio shares held	1,014	2,299	12,358	8,671	11,120
Portfolio net asset value per share	$10.00	$14.74	$122.98	$51.29	$44.16
Investment in portfolio shares, at cost	$10,137	$26,915	$282,092	$136,081	$163,356

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$487	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	125	421	17,613	5,302	7,394
Reimbursement for excess expenses	—	(9)	(890)	(903)	(1,024)

NET EXPENSES	125	412	16,723	4,399	6,370

NET INVESTMENT INCOME (LOSS)	362	(412)	(16,723)	(4,399)	(6,370)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	80	13,349	2,977	112,284
Net change in unrealized appreciation (depreciation) on investments	—	915	305,602	57,142	(37,063)

NET GAIN (LOSS) ON INVESTMENTS	—	995	318,951	60,119	75,221

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$362	$583	$302,228	$55,720	$68,851

The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$7,004	$19,236	$89,527	$326,465	$36,260
Net Assets	$7,004	$19,236	$89,527	$326,465	$36,260

NET ASSETS, representing:
Accumulation units	$7,004	$19,236	$89,527	$326,465	$36,260
	$7,004	$19,236	$89,527	$326,465	$36,260

Units outstanding	338	2,529	5,232	12,975	3,669

Portfolio shares held	115	2,675	2,009	2,265	571
Portfolio net asset value per share	$61.15	$7.19	$44.56	$144.13	$63.54
Investment in portfolio shares, at cost	$2,175	$13,643	$82,781	$97,165	$10,622

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	82	232	1,154	3,781	442
Reimbursement for excess expenses	—	—	—	—	—

NET EXPENSES	82	232	1,154	3,781	442

NET INVESTMENT INCOME (LOSS)	(82)	(232)	(1,154)	(3,781)	(442)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	54	61	111	8,961	309
Net change in unrealized appreciation (depreciation) on investments	1,169	1,472	3,719	56,319	4,508

NET GAIN (LOSS) ON INVESTMENTS	1,223	1,533	3,830	65,280	4,817

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,141	$1,301	$2,676	$61,499	$4,375
The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2024

	SUBACCOUNTS
	PSF PGIM Government Income Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	AST Cohen & Steers Realty Portfolio
ASSETS
Investment in the portfolios, at fair value	$3,218	$71,494	$26,894
Net Assets	$3,218	$71,494	$26,894

NET ASSETS, representing:
Accumulation units	$3,218	$71,494	$26,894
	$3,218	$71,494	$26,894

Units outstanding	931	3,998	2,310

Portfolio shares held	249	386	1,502
Portfolio net asset value per share	$12.91	$185.41	$17.91
Investment in portfolio shares, at cost	$3,394	$10,145	$26,459

STATEMENTS OF OPERATIONS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Government Income Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	AST Cohen & Steers Realty Portfolio
	1/1/2024	1/1/2024	1/1/2024
	to	to	to
	12/31/2024	12/31/2024	12/31/2024

INVESTMENT INCOME
Dividend income	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	40	810	331
Reimbursement for excess expenses	—	—	—

NET EXPENSES	40	810	331

NET INVESTMENT INCOME (LOSS)	(40)	(810)	(331)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—
Net realized gain (loss) on shares redeemed	(2)	683	(3)
Net change in unrealized appreciation (depreciation) on investments	34	16,308	1,697

NET GAIN (LOSS) ON INVESTMENTS	32	16,991	1,694

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(8)	$16,181	$1,363

The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$362	$(412)	$(16,723)	$(4,399)	$(6,370)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	80	13,349	2,977	112,284
Net change in unrealized appreciation (depreciation) on investments	—	915	305,602	57,142	(37,063)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	362	583	302,228	55,720	68,851

CONTRACT OWNER TRANSACTIONS
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	(162,349)
Other charges	—	—	—	—	—

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	—	—	—	—	(162,349)

TOTAL INCREASE (DECREASE) IN NET ASSETS	362	583	302,228	55,720	(93,498)

NET ASSETS
Beginning of period	9,775	33,297	1,217,591	388,995	584,574
End of period	$10,137	$33,880	$1,519,819	$444,715	$491,076

Beginning units	4,704	5,380	48,247	29,040	58,710
Units issued	—	—	—	—	—
Units redeemed	—	—	—	—	(14,602)
Ending units	4,704	5,380	48,247	29,040	44,108

The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2024	1/1/2024	1/1/2024	1/1/2024	1/1/2024
	to	to	to	to	to
	12/31/2024	12/31/2024	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(82)	$(232)	$(1,154)	$(3,781)	$(442)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	54	61	111	8,961	309
Net change in unrealized appreciation (depreciation) on investments	1,169	1,472	3,719	56,319	4,508

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,141	1,301	2,676	61,499	4,375

CONTRACT OWNER TRANSACTIONS
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	(10,036)	—
Other charges	—	—	—	—	—

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	—	—	—	(10,036)	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,141	1,301	2,676	51,463	4,375

NET ASSETS
Beginning of period	5,863	17,935	86,851	275,002	31,885
End of period	$7,004	$19,236	$89,527	$326,465	$36,260

Beginning units	338	2,529	5,232	13,454	3,669
Units issued	—	—	—	—	—
Units redeemed	—	—	—	(479)	—
Ending units	338	2,529	5,232	12,975	3,669

The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2024

	SUBACCOUNTS
	PSF PGIM Government Income Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	AST Cohen & Steers Realty Portfolio
	1/1/2024	1/1/2024	1/1/2024
	to	to	to
	12/31/2024	12/31/2024	12/31/2024

OPERATIONS
Net investment income (loss)	$(40)	$(810)	$(331)
Capital gains distributions received	—	—	—
Net realized gain (loss) on shares redeemed	(2)	683	(3)
Net change in unrealized appreciation (depreciation) on investments	34	16,308	1,697

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(8)	16,181	1,363

CONTRACT OWNER TRANSACTIONS
Annuity payments	—	—	—
Surrenders, withdrawals and death benefits	—	—	—
Other charges	—	—	—

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8)	16,181	1,363

NET ASSETS
Beginning of period	3,226	55,313	25,531
End of period	$3,218	$71,494	$26,894

Beginning units	931	3,998	2,310
Units issued	—	—	—
Units redeemed	—	—	—
Ending units	931	3,998	2,310

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF PGIM Government Money Market Portfolio (Class I)	PSF PGIM Total Return Bond Portfolio (Class I)	PSF PGIM Jennison Blend Portfolio (Class I)	PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM 50/50 Balanced Portfolio (Class I)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$339	$(386)	$(12,568)	$(3,681)	$(5,806)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	55	9,189	2,261	3,450
Net change in unrealized appreciation (depreciation) on investments	—	2,211	291,274	57,145	75,176

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	339	1,880	287,895	55,725	72,820

CONTRACT OWNER TRANSACTIONS
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Other charges	—	—	—	—	—

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	—	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	339	1,880	287,895	55,725	72,820

NET ASSETS
Beginning of period	9,436	31,417	929,696	333,270	511,754
End of period	$9,775	$33,297	$1,217,591	$388,995	$584,574

Beginning units	4,704	5,380	48,247	29,040	58,710
Units issued	—	—	—	—	0 (1)
Units redeemed	—	—	—	—	—
Ending units	4,704	5,380	48,247	29,040	58,710

(1) Amount is less than 1 unit.
The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF PGIM Jennison Value Portfolio (Class I)	PSF PGIM High Yield Bond Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)	PSF Stock Index Portfolio (Class I)	PSF Global Portfolio (Class I)
	1/1/2023	1/1/2023	1/1/2023	1/1/2023	1/1/2023
	to	to	to	to	to
	12/31/2023	12/31/2023	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(102)	$(209)	$(1,069)	$(3,062)	$(361)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	24,066	37	22	1,789	226
Net change in unrealized appreciation (depreciation) on investments	(22,308)	1,868	1,671	55,150	5,024

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,656	1,696	624	53,877	4,889

CONTRACT OWNER TRANSACTIONS
Annuity payments	(40,628)	—	—	—	—
Surrenders, withdrawals and death benefits	—	—	—	—	—
Other charges	(978)	—	—	—	—

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	(41,606)	—	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	(39,950)	1,696	624	53,877	4,889

NET ASSETS
Beginning of period	45,813	16,239	86,227	221,125	26,996
End of period	$5,863	$17,935	$86,851	$275,002	$31,885

Beginning units	3,005	2,529	5,232	13,454	3,669
Units issued	—	—	—	—	—
Units redeemed	(2,667)	—	—	—	—
Ending units	338	2,529	5,232	13,454	3,669

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2023

	SUBACCOUNTS
	PSF PGIM Government Income Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)	AST Cohen & Steers Realty Portfolio
	1/1/2023	1/1/2023	1/1/2023
	to	to	to
	12/31/2023	12/31/2023	12/31/2023

OPERATIONS
Net investment income (loss)	$(39)	$(577)	$(293)
Capital gains distributions received	—	—	—
Net realized gain (loss) on shares redeemed	(4)	450	(42)
Net change in unrealized appreciation (depreciation) on investments	161	18,960	2,803

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	118	18,833	2,468

CONTRACT OWNER TRANSACTIONS
Annuity payments	—	—	—
Surrenders, withdrawals and death benefits	—	—	—
Other charges	—	—	—

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER
TRANSACTIONS	—	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	118	18,833	2,468

NET ASSETS
Beginning of period	3,108	36,480	23,063
End of period	$3,226	$55,313	$25,531

Beginning units	931	3,998	2,310
Units issued	—	—	—
Units redeemed	—	—	—
Ending units	931	3,998	2,310

The accompanying notes are an integral part of these financial statements.
A9

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE OF NEW JERSEY SINGLE PREMIUM VARIABLE ANNUITY ACCOUNT
December 31, 2024

Note 1:    General

Pruco Life of New Jersey Single Premium Variable Annuity Account (the “Account”) was established under the laws of the State of New Jersey on April 15, 1985 as a separate investment account of Pruco Life Insurance Company of New Jersey (“Pruco Life of New Jersey”), which is a wholly-owned subsidiary of Pruco Life Insurance Company (an Arizona domiciled company), which in turn is wholly-owned by The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life of New Jersey. Proceeds from purchases of Discovery Plus Annuity (the “contract” or "product") are invested in the Account. The portion of the Account’s assets applicable to the contract is not chargeable with liabilities arising out of any other business Pruco Life of New Jersey may conduct.

The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the contract. The contract offers the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund or the Advanced Series Trust (collectively, the "Portfolios").

The corresponding subaccount names are as follows:

PSF PGIM Government Money Market Portfolio (Class I)
PSF PGIM Total Return Bond Portfolio (Class I)
PSF PGIM Jennison Blend Portfolio (Class I)
PSF PGIM Flexible Managed Portfolio (Class I)
PSF PGIM 50/50 Balanced Portfolio (Class I)
PSF PGIM Jennison Value Portfolio (Class I)
PSF PGIM High Yield Bond Portfolio (Class I)
PSF Natural Resources Portfolio (Class I)
PSF Stock Index Portfolio (Class I)
PSF Global Portfolio (Class I)
PSF PGIM Government Income Portfolio (Class I)
PSF PGIM Jennison Growth Portfolio (Class I)
AST Cohen & Steers Realty Portfolio
PSF Small-Cap Stock Index Portfolio (Class I)*

*	Subaccount was available for investment but had no assets as of December 31, 2024, and had no activity during 2024.

There were no mergers during the period ended December 31, 2024.

New sales of the product which invests in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account, subject to the rules of the product and any optional benefits, if elected.

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to risks which may be interrelated and include, but are not limited to, the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

A10

Note 1:    General (continued)
The Account is an independent accounting entity established by the resolution of the insurance company’s board of directors or trustees to engage in a single line of business for the insurance company’s variable contracts. The Account is comprised of multiple subaccounts to invest in its specific corresponding Portfolio. Each subaccount of the Account constitutes a single reportable segment because its separate financial information is available, regularly evaluated and used by the chief operating decision maker (“CODM”) to measure the segment’s performance, and also to assess the allocation of resources across the segments. The accounting policies of the segments is the same as those described in Note 2: Significant Accounting Policies.

The Account’s CODM is a group of executives that include the chief financial officer, the life company investment committee and the business leaders associated with each Account. Overall business decisions for the Account are made by this group of executives, including the investment strategy, capital allocation and expense structure of each subaccount, in accordance with the contract and applicable regulations. The measure of segment profit or loss is reported on the Statements of Operations as “Net Increase (Decrease) in Net Assets Resulting from Operations” and the measure of segment assets is reported as “Net Assets” on the Statements of Net Assets. Due to the nature of the business, the segment’s significant expenses are charges for mortality and expense risk, charges for administration and/or reimbursement for excess expenses which are reported separately on the Statements of Operations and/or Statements of Changes in Net Assets.

Note 2:    Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investments in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.

Investments - The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the average cost method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Effective for the annual reporting period ended December 31, 2024, the Account adopted FASB Accounting Standards Update 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The adoption of the ASU impacted only the financial statement disclosures and did not affect the Account’s financial position or its results of operations.

Note 3:    Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
A11

Note 3:    Fair Value Measurements (continued)
Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.
As of December 31, 2024, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Note 4: Taxes

Pruco Life of New Jersey is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:    Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2024 were as follows:

	Purchases	Sales
PSF PGIM Government Money Market Portfolio (Class I)	$—	$125
PSF PGIM Total Return Bond Portfolio (Class I)	—	412
PSF PGIM Jennison Blend Portfolio (Class I)	—	16,723
PSF PGIM Flexible Managed Portfolio (Class I)	—	4,398
PSF PGIM 50/50 Balanced Portfolio (Class I)	—	168,719
PSF PGIM Jennison Value Portfolio (Class I)	—	82
PSF PGIM High Yield Bond Portfolio (Class I)	—	232
PSF Natural Resources Portfolio (Class I)	—	1,154
PSF Stock Index Portfolio (Class I)	—	13,817
PSF Global Portfolio (Class I)	—	442
PSF PGIM Government Income Portfolio (Class I)	—	40
PSF PGIM Jennison Growth Portfolio (Class I)	—	810
AST Cohen & Steers Realty Portfolio	—	331

Note 6:    Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC ("PGIM Investments"), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., PGIM Limited, Jennison Associates LLC, and PGIM Quantitative Solutions LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.
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Note 6:    Related Party Transactions (continued)

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

Certain charges and fees of the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The subaccounts of the Account indirectly bear the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

Note 7:    Financial Highlights

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, excluding expenses of the underlying Portfolios, and total returns by subaccount is presented below for each of the five periods preceding December 31, 2024.

	At the period ended			For the period ended
	Units Outstanding (000s)	Unit Value	Net Assets (000s)	Investment Income Ratio*	Expense Ratio**	Total Return***
	PSF PGIM Government Money Market Portfolio (Class I)
December 31, 2024	5	$2.15	$10	4.89%	1.25%	3.70%
December 31, 2023	5	$2.08	$10	4.77%	1.25%	3.59%
December 31, 2022	5	$2.01	$9	1.38%	1.25%	0.13%
December 31, 2021	5	$2.00	$9	0.04%	1.25%	-1.21%
December 31, 2020	7	$2.03	$14	0.31%	1.25%	-0.96%

	PSF PGIM Total Return Bond Portfolio (Class I)
December 31, 2024	5	$6.30	$34	0.00%	1.22%	1.75%
December 31, 2023	5	$6.19	$33	0.00%	1.22%	5.98%
December 31, 2022	5	$5.84	$31	0.00%	1.22%	-15.84%
December 31, 2021	5	$6.94	$37	0.00%	1.23%	-1.96%
December 31, 2020	5	$7.08	$39	0.00%	1.22%	7.15%

	PSF PGIM Jennison Blend Portfolio (Class I)
December 31, 2024	48	$31.50	$1,520	0.00%	1.19%	24.82%
December 31, 2023	48	$25.24	$1,218	0.00%	1.19%	30.97%
December 31, 2022	48	$19.27	$930	0.00%	1.19%	-25.98%
December 31, 2021	48	$26.03	$1,256	0.00%	1.19%	18.94%
December 31, 2020	52	$21.89	$1,128	0.00%	1.18%	27.49%

	PSF PGIM Flexible Managed Portfolio (Class I)
December 31, 2024	29	$15.31	$445	0.00%	1.04%	14.32%
December 31, 2023	29	$13.40	$389	0.00%	1.04%	16.72%
December 31, 2022	29	$11.48	$333	0.00%	1.03%	-15.57%
December 31, 2021	58	$13.59	$793	0.00%	1.04%	16.16%
December 31, 2020	68	$11.70	$802	0.00%	1.03%	8.47%

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Note 7:    Financial Highlights (continued)

	At the period ended				For the period ended
	Units Outstanding (000s)		Unit Value	Net Assets (000s)	Investment Income Ratio*	Expense Ratio**	Total Return***
	PSF PGIM 50/50 Balanced Portfolio (Class I)
December 31, 2024	44		$11.13	$491	0.00%	1.08%	11.82%
December 31, 2023	59		$9.96	$585	0.00%	1.08%	14.23%
December 31, 2022	59		$8.72	$512	0.00%	1.08%	-15.60%
December 31, 2021	99		$10.33	$1,023	0.00%	1.08%	12.16%
December 31, 2020	124		$9.21	$1,140	0.00%	1.07%	10.25%

	PSF PGIM Jennison Value Portfolio (Class I)
December 31, 2024	—	(1)	$20.72	$7	0.00%	1.25%	19.46%
December 31, 2023	—	(1)	$17.35	$6	0.00%	1.25%	13.78%
December 31, 2022	3		$15.25	$46	0.00%	1.25%	-9.03%
December 31, 2021	3		$16.76	$50	0.00%	1.25%	26.21%
December 31, 2020	3		$13.28	$40	0.00%	1.25%	2.30%

	PSF PGIM High Yield Bond Portfolio (Class I)
December 31, 2024	3		$7.60	$19	0.00%	1.25%	7.26%
December 31, 2023	3		$7.09	$18	0.00%	1.25%	10.44%
December 31, 2022	3		$6.42	$16	0.00%	1.25%	-12.34%
December 31, 2021	3		$7.32	$19	0.00%	1.25%	6.59%
December 31, 2020	7		$6.87	$46	0.00%	1.25%	5.78%

	PSF Natural Resources Portfolio (Class I)
December 31, 2024	5		$17.11	$90	0.00%	1.25%	3.08%
December 31, 2023	5		$16.60	$87	0.00%	1.25%	0.72%
December 31, 2022	5		$16.48	$86	0.00%	1.25%	20.53%
December 31, 2021	5		$13.67	$72	0.00%	1.25%	23.95%
December 31, 2020	5		$11.03	$58	0.00%	1.25%	10.89%

	PSF Stock Index Portfolio (Class I)
December 31, 2024	13		$25.16	$326	0.00%	1.25%	23.10%
December 31, 2023	13		$20.44	$275	0.00%	1.25%	24.36%
December 31, 2022	13		$16.44	$221	0.00%	1.25%	-19.35%
December 31, 2021	13		$20.38	$274	0.00%	1.25%	26.69%
December 31, 2020	13		$16.08	$216	0.00%	1.25%	16.62%

	PSF Global Portfolio (Class I)
December 31, 2024	4		$9.88	$36	0.00%	1.25%	13.72%
December 31, 2023	4		$8.69	$32	0.00%	1.25%	18.12%
December 31, 2022	4		$7.36	$27	0.00%	1.25%	-19.80%
December 31, 2021	4		$9.17	$34	0.00%	1.25%	16.76%
December 31, 2020	4		$7.86	$29	0.00%	1.25%	14.40%

	PSF PGIM Government Income Portfolio (Class I)
December 31, 2024	1		$3.46	$3	0.00%	1.25%	-0.24%
December 31, 2023	1		$3.47	$3	0.00%	1.25%	3.80%
December 31, 2022	1		$3.34	$3	0.00%	1.25%	-14.52%
December 31, 2021	1		$3.91	$4	0.00%	1.25%	-4.37%
December 31, 2020	2		$4.08	$9	0.00%	1.25%	5.84%

	PSF PGIM Jennison Growth Portfolio (Class I)
December 31, 2024	4		$17.88	$71	0.00%	1.25%	29.25%
December 31, 2023	4		$13.83	$55	0.00%	1.25%	51.62%
December 31, 2022	4		$9.12	$36	0.00%	1.25%	-38.37%
December 31, 2021	4		$14.80	$59	0.00%	1.25%	14.57%
December 31, 2020	4		$12.92	$52	0.00%	1.25%	54.27%

	AST Cohen & Steers Realty Portfolio (available February 22, 2021)
December 31, 2024	2		$11.64	$27	0.00%	1.25%	5.34%
December 31, 2023	2		$11.05	$26	0.00%	1.25%	10.70%
December 31, 2022	2		$9.98	$23	0.00%	1.25%	-26.29%
December 31, 2021	—		$—	$—	0.00%	0.00%	0.00%
December 31, 2020	—		$—	$—	0.00%	0.00%	0.00%

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Note 7:    Financial Highlights (continued)

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administration charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded. Expense ratio is net of the reimbursement for excess expenses. In the absence of the reimbursement for excess expenses, the expense ratio would be higher.

***
These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five periods preceding December 31, 2024 or for the periods indicated within. Total return may reflect the reimbursement for excess expenses. In the absence of the reimbursement for excess expenses, the total return would be lower.

(1)	Amount is less than 1,000 units and/or $1,000 in net assets.

Note 8:    Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Pruco Life of New Jersey.

A. Mortality and Expense Risk Charges

The mortality and expense risk charges, at an effective annual rate of 0.90%, are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contract may exceed related charges assessed by Pruco Life of New Jersey. These charges are assessed through a reduction in unit values.

B. Administration Charge

The administration charge, at an effective annual rate of 0.35%, is applied daily against the net assets of each subaccount. Administration charge includes costs associated with issuing the contract, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through a reduction in unit values.

C. Reimbursement For Excess Expenses

Expenses, including a management fee charged by PGIM Investments, are incurred by each portfolio of The Prudential Series Fund. PSF PGIM Government Money Market Portfolio (Class I), PSF PGIM Total Return Bond Portfolio (Class I), PSF PGIM Jennison Blend Portfolio (Class I), PSF PGIM Flexible Managed Portfolio (Class I) and PSF PGIM 50/50 Balanced Portfolio (Class I) subaccounts of the Account are reimbursed by Pruco Life of New Jersey for expenses indirectly incurred through their investment in the respective portfolios of The Prudential Series Fund when such expenses exceed 0.40% of the average daily net assets of the respective portfolios of The Prudential Series Fund. During the period ended December 31, 2024, there was a reimbursement for excess expenses for certain subaccounts as noted in the Statements of Operations.

Note 9:     Other

Accumulation units are the contract owner's interest allocated to the variable account during the accumulation period of the contract.

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Note 9:     Other (continued)
Annuity payments represent transfers to the general account at the time of contract annuitization which are used to establish the fixed payout account from which future annuity payments are distributed under the terms of the contract.

Surrenders, withdrawals and death benefits are payments to contract owners and beneficiaries made under the terms of the contract, including amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account.

Miscellaneous transactions primarily represent timing related adjustments on contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of Pruco Life Insurance Company of New Jersey and the Contract Owners of Pruco Life of New Jersey Single Premium Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Pruco Life of New Jersey Single Premium Variable Annuity Account indicated in the table below as of December 31, 2024, the related statements of operations for the period then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Pruco Life of New Jersey Single Premium Variable Annuity Account as of December 31, 2024, the results of each of their operations for the period then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

PSF PGIM Government Money Market Portfolio (Class I)	PSF Natural Resources Portfolio (Class I)
PSF PGIM Total Return Bond Portfolio (Class I)	PSF Stock Index Portfolio (Class I)
PSF PGIM Jennison Blend Portfolio (Class I)	PSF Global Portfolio (Class I)
PSF PGIM Flexible Managed Portfolio (Class I)	PSF PGIM Government Income Portfolio (Class I)
PSF PGIM 50/50 Balanced Portfolio (Class I)	PSF PGIM Jennison Growth Portfolio (Class I)
PSF PGIM Jennison Value Portfolio (Class I)	AST Cohen & Steers Realty Portfolio
PSF PGIM High Yield Bond Portfolio (Class I)

Basis for Opinions

These financial statements are the responsibility of Pruco Life Insurance Company of New Jersey management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Pruco Life of New Jersey Single Premium Variable Annuity Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Pruco Life of New Jersey Single Premium Variable Annuity Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 22, 2025

We have served as the auditor of one or more of the subaccounts of Pruco Life of New Jersey Single Premium Variable Annuity Account since at least 2013. We have not been able to determine the specific year we began serving as auditor of one or more of the subaccounts of Pruco Life of New Jersey Single Premium Variable Annuity Account.
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